Taxation (Details) ¥ in Millions, $ in Millions		6 Months Ended
	Oct. 28, 2025	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025
Taxation [Line Items]
Profits tax rates (in Dollars)			$ 2
Percentage of tax		8.25%	8.25%
Tax rate		25.00%	25.00%	25.00%
Taxable income (in Yuan Renminbi) | ¥		¥ 3
Percentage of reduced effective rate		5.00%	5.00%
High and New Technology Enterprises [Member]
Taxation [Line Items]
Tax rate	15.00%	15.00%	15.00%
Hainan Senhan and Beijing Zhengye [Member]
Taxation [Line Items]
Tax rate		5.00%	5.00%	5.00%
Jilin Zhengye renewed the HNTE [Member]
Taxation [Line Items]
Tax rate		15.00%	15.00%	15.00%
Hong Kong [Member]
Taxation [Line Items]
Profits tax rates (in Dollars)			$ 2
Tax rate		16.50%	16.50%
PRC [Member]
Taxation [Line Items]
Tax rate		25.00%	25.00%	25.00%